Brumadinho dam failure (Tables)	6 Months Ended
Jun. 30, 2021
Brumadinho dam failure
Summary of changes in the provision to carry out the de-characterization of the upstream structures, certain center line structures and dikes

		Impact on the
	December 31,	income	Present value		Translation
	2020	statement	adjustment	Disbursements (ii)	adjustment	June 30, 2021
Global Settlement for Brumadinho	3,989	—	(83)	(26)	141	4,021
Provision for individual indemnification and other commitments	586	—	(6)	(123)	13	470
Liabilities related to Brumadinho	4,575	—	(89)	(149)	154	4,491

De-characterization of dams	2,289	—	(43)	(163)	72	2,155
Incurred expenses (i)	—	300	—	(300)	—	—
	6,864	300	(132)	(612)	226	6,646

(i) The Company has incurred expenses, which have been recognized straight to the income statement, in relation to communication services, accommodation and humanitarian assistance, equipment, legal services, water, food aid, taxes, among others. For the three and six-month periods ended June 30, of 2021, the Company incurred expenses in the amount of US$185 and US$300, respectively (US$109 and US$268 for the three and six-month periods ended June 30, 2020).

(ii) Disbursement is presented net of the judicial deposits utilization.

Summary of provisions related to dam failure

	June 30, 2021	December 31, 2020
Cash settlement obligation, net of judicial deposits	2,380	2,343
Provision for socio-economic reparation and others	853	860
Provision for social and environmental reparation	788	786
	4,021	3,989

	June 30, 2021	December 31, 2020
Current liabilities	1,956	1,561
Non-current liabilities	2,065	2,428
Liabilities	4,021	3,989